Acquisition of Lion Truck Body and Contingent Liability (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of acquisition of lion truck body [Table Text Block]
Fair value of consideration transferred
Purchase price	$240,000
less: Working capital adjustment	(152,873)
Cash purchase price	$87,127

Fair value of net assets acquired
Accounts receivables	$127,852
Inventory	786,688
Equipment	268,252
Right of use asset	448,512
Goodwill	250,832
Accounts payable	(83,562)
Lease liabilities	(433,512)
Deferred benefit of government assistance	(699,327)
Loans	(578,608)

Total	$87,127